Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ];	 Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement.
                                   	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Gerrard Investment Management Limted
Address:	3 Hardman Street
		Spinningfields Manchester
		England M3 3AX

Form 13F File Number: 028-13881

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                         Name: Phil Byle
                        Title: Director GBIS - GIP
                        Phone: 0044 (0) 161 2424844

Signature, Place, and Date of Signing:

Phil Byle, Manchester, England      February 14 , 2013

Report Type (Check only one.):

[ ] 	13F HOLDINGS REPORT.
[X] 	13F NOTICE.
[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
Form 13F File Number          Name
28-826                        Barclays PLC